Discontinued Operations (Details Narrative) (USD $)	12 Months Ended			1 Months Ended	36 Months Ended	60 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Aug. 31, 2009 Sunbelt Transport	Jul. 31, 2012 Sunbelt Transport	Aug. 31, 2014 Sunbelt Transport	Sep. 30, 2011 Caroline County	Dec. 17, 2010 Caroline County Years sqft
SunBelt Jacksonville monthly terminal rental					$ 5,000
SunBelt South Pittsburg monthly terminal rental						5,000
Additional payment received on option to sell South Pittsburg terminal						100,000
Cash payment on delivery of promissory note for sale of SunBelt				1,000,000
Promissory note monthly proceeds on sale of SunBelt Transport						130,000
Interest rate on promissory note for sale of SunBelth Transport						0.07
Acres sold in Caroline County bargain sale								1,777
Caroline County bargain sale purchase price							5,200,000
Donated value of minerals and aggregates in Caroline County bargain sale							5,599,000
Permanent tax benefit on Caroline County bargain sale	0	2,126,000	0				2,126,000
Income tax receivable on Caroline County bargain sale							303,000
Long-term deferred tax liability on Caroline County bargain sale								1,823,000
Tax carry forward period								5
Book value of property sold in Caroline County bargain sale								$ 276,000